Shareholder Report, Average Annual Return (Details) 191980_Brown Advisory Sustainable Value Fund_Institutional Shares_TSR Annual {Institutional Shares}	12 Months Ended	40 Months Ended
	Jun. 30, 2026	Jun. 30, 2026
Institutional Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	19.89%	17.05%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Average Annual Return, Percent	22.02%	22.33%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Value Index
Average Annual Return, Percent	27.12%	17.10%